Net revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 57,999,866	R$ 49,260,594	R$ 47,663,988
PE/PP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	37,979,148	33,105,714	30,790,364
Ethylene, Propylene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	4,283,709	3,351,805	2,906,796
Naphtha, condensate and crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	248,313	135,165	2,582,257
Benzene, toluene and xylene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,785,400	2,683,406	2,411,031
PVC/Caustic Soda/EDC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	3,167,390	3,066,879	3,016,390
ETBE/Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,928,993	2,433,360	2,058,952
Butadiene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,023,465	1,819,387	1,315,892
Cumene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	909,409	578,482	501,958
Solvents
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	476,311	401,455	379,745
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 3,197,729	R$ 1,684,941	R$ 1,700,603